Principal Activities and Organization - Schedule of the Company's Principal Subsidiary (Detail) - Yunxuetang Information Technology (Jiangsu) Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Line Items]
Date of incorporation or acquisition	Aug. 08, 2017
Percentage of direct or indirect ownership	100.00%
Principal activities	Technologydevelopment